March 4, 2005


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Investment Trust II- (the "Trust")
           Statement of Additional Information on behalf of
             -John Hancock Small Cap Equity Fund (the "Fund")
                  File No.  811-3999 and 2-90305


         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Statement of Additional Information dated March 1, 2005 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,



/s/Marilyn Lutzer
Marilyn Lutzer